PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

        The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2013	2012
Land	$159	$151
Buildings	730	666
Plant and equipment	6,617	6,270
Construction in progress	613	549

Total	8,119	7,636
Less accumulated depreciation	(4,360)	(3,980)

Net	$3,759	$3,656

        Depreciation expense for 2013, 2012 and 2011 was $391 million, $375 million and $374 million, respectively, of which $2 million, $5 million and nil was related to discontinued operations in 2013, 2012 and 2011, respectively.